Financial liabilities at fair value through profit and loss	12 Months Ended
Dec. 31, 2017
Financial liabilities at fair value through profit and loss
Financial liabilities at fair value through profit and loss

22.Financial liabilities at fair value through profit and loss

Private placement

On December 23, 2013, the Company concluded a private placement of class B preferred shares in the amount of R$239.4, mandatorily redeemable by the holders in the event of an IPO of the Company not occurring by December 27, 2016, for their nominal amount plus 72,5% interest. These shares were classified as short-term debt as of December 31, 2016. This financial instrument was designated as financial liabilities at fair value through profit or loss and the fair value of this financial instrument was recorded in “Financial liabilities at fair value through profit and loss”.

During 2016, the class B preferred shares were redeemed and cancelled for a total amount of R$346.4, which comprised a principal amount of R$214.2 and interest accrued of R$132.2. In relation to the balance of remaining outstanding class B shares as of December 31, 2016, during the year the Company agreed with the holder to redeem and cancel those shares for a total amount of R$44.7, payment for which was due and paid in January 2017.

As of December 31, 2016 the fair value to paid amounted to R$44.7.